Taxes Payable	12 Months Ended
Dec. 31, 2024
Text Block1 [Abstract]
Taxes payable
19. TAXES PAYABLE

	2024		2023		2022
	Non-current	Current	Non-current	Current	Non-current	Current
VAT	-	19	-	22	-	26
Withholdings and perceptions	-	71	-	21	-	46
Royalties	-	84	-	75	-	77
Fuels tax	-	30	-	-	-	-
Turnover tax	-	7	-	7	-	8
Miscellaneous	-	36	-	14	1	16

	-	247	-	139	1	173